Revenue and Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,674	$ 4,144
South Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,822	4,144
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 852	$ 0